Impairments of streams, royalties and other interests (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of impairment charges and expected credit losses

For the years ended December 31,	2025	2024
Mineral interest impairment charges
Nevada Copper	$—	$(83,920)
Elevation Gold	—	(18,688)
Other	—	(4,438)

Impairment reversals (charges) and expected credit losses
Nevada Copper	—	(20,197)
Elevation Gold	4,300	(21,380)
Other	—	589
Total impairment reversals (charges) and expected credit losses	$4,300	$(148,034)